INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases, direct financing leases, and leaseback assets
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of June 30, 2022 and December 31, 2021:

(in thousands of $)	June 30, 2022
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	38,112	38,668	76,780
Net minimum lease payments receivable	38,112	38,668	76,780
Estimated residual values of leased property (unguaranteed)	43,150	31,500	74,650
Less: unearned income	(9,472)	(14,971)	(24,443)
Total investment in sales-type lease, direct financing lease and leaseback assets	71,790	55,197	126,987
Allowance for expected credit losses*	(110)	(116)	(226)
Total investment in sales-type lease, direct financing lease and leaseback assets	71,680	55,081	126,761
Current portion	10,450	5,094	15,544
Long-term portion	61,230	49,987	111,217

(in thousands of $)	December 31, 2021
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	120,411	43,103	163,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(34,128)	—	(34,128)
Net minimum lease payments receivable	86,283	43,103	129,386
Estimated residual values of leased property (unguaranteed)	79,621	31,500	111,121
Less: unearned income	(17,532)	(16,946)	(34,478)
Total investment in sales-type lease, direct financing lease and leaseback assets	148,372	57,657	206,029
Allowance for expected credit losses*	(1,142)	(121)	(1,263)
Total investment in sales-type lease, direct financing lease and leaseback assets	147,230	57,536	204,766
Current portion	18,436	5,048	23,484
Long-term portion	128,794	52,488	181,282

*See Note 18: Allowance for Expected Credit Losses.